Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
15. COMMITMENTS AND CONTINGENCIES
Commercial real estate leases
The Company’s portfolio of commercial real estate leases consists of office space for its corporate headquarters in Bedford, Massachusetts and office and research space in Sharpsburg, Pennsylvania, both of which are accounted for as operating leases. Our corporate headquarters consists of an approximately 70,000 square foot facility. The lease expires in 2031 and we have the option to extend for two additional five-year periods. Our lease in Sharpsburg, Pennsylvania is for an approximately 20,500 square foot facility. The remaining contractual periods for our corporate headquarters and the Sharpsburg facility are 8.2 years and 2.8 years, respectively, and include escalating payments.
Operating lease right-of-use assets (ROU) and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. The Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate in determining the present value of future payments. The operating lease ROU asset also includes any lease payments made and excludes lease incentives and initial direct costs incurred. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term.
The current and long term balances of lease liabilities at December 31, 2022, were $1.0 million and $8.6 million, respectively, and were classified within other liabilities, and operating lease liabilities, respectively. Operating lease expense was $1.3 million for the year ended December 31, 2022. Rent expense recognized under legacy GAAP for the Company’s operating leases was $1.1 million for the year ended December 31, 2021.

As of December 31, 2022, future minimum rental commitments for operating leases with non-cancellable terms in excess of one year were as follows:

Operating Leases
Years Ending December 31,	(in thousands)
2023	$1,462
2024	1,504
2025	1,473
2026	1,287
2027	1,326
Thereafter	4,465

Total future operating lease payments	$11,517

Less: imputed interest	(1,878)

Total operating lease liabilities	$9,639